Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Summary of Components of Current and Deferred Income Tax Expenses

The current and deferred components of the income tax expenses appearing in the consolidated statement of operations were as follows:

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Current tax expenses	8,258	14,265	20,118
Deferred tax expenses	(5,822)	(8,943)	(7,930)
	2,436	5,322	12,188

Summary of Principle Components of Deferred Tax

The principle components of deferred taxes were as follows:

	As of December 31,
	2018	2019
	RMB	RMB
Deferred tax assets:
Accrued expenses	32,290	42,443
Net operating loss carrying forwards	149,628	222,722
Total deferred tax assets	181,918	265,165
Less: Valuation allowance	(178,462)	(262,966)
Deferred tax assets, net	3,456	2,199

As of December 31, 2019, the Group had net operating loss carried forward of RMB890,888 from the Company’s PRC entities, which will expire on various dates from December 31, 2020 to December 31, 2024.

	As of December 31,
	2018	2019
	RMB	RMB
Deferred tax liabilities:
Acquired intangible assets	71,031	81,969
Total deferred tax liabilities	71,031	81,969

Reconciliation of Effective Tax Rate and Statutory Income Tax Rate

The reconciliation of the effective tax rate and the statutory income tax rate applicable to PRC operations was as follow:

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Loss before income taxes	(394,798)	(828,087)	(507,446)
Income tax benefit computed at an applicable tax rate of 25%	(98,699)	(207,022)	(126,862)
Permanent differences	13,279	106,509	51,216
Effect of income tax rate differences in jurisdictions other than PRC	—	38,490	30,189
Effect of preferential tax rate	(26)	(554)	(12,211)
Change in valuation allowance	87,882	67,899	69,856
	2,436	5,322	12,188